INTANGIBLE ASSETS and GOODWILL	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS and GOODWILL
9	INTANGIBLE ASSETS and GOODWILL

	Customer Relationship	Software under development	Goodwill	Sub-total
	USD	USD	USD	USD
Cost
Balance at December 31, 2023 and 2024	-	-	-	-
Additions from business combinations	3,623,497	-	11,360,003	14,983,400
Additions from asset acquisition	-	5,760,000	-	5,760,000
Effect of movements in exchange rates	98,229	-	-	98,229
Balance at December 31, 2025	3,721,726	5,760,000	11,360,003	20,841,729

Accumulated Amortization
Balance at December 31, 2023 and 2024	-	-	-	-
Additions	239,231	-	-	239,231
Effect of movements in exchange rates	5,238	-	-	5,238
Balance at December 31, 2025	244,469	-	-	244,469

Accumulated Impairment
Balance at December 31, 2023 and 2024	-	-	-	-
Addition	-	4,063,000	5,551,429	9,614,429
Effect of movements in exchange rates	-	-	-	-
Balance at December 31, 2025	-	4,063,000	5,551,429	9,614,429

Carrying amounts
At December 31, 2024	-	-	-	-
At December 31, 2025	3,477,257	1,697,000	5,808,574	10,982,831

Amortization

For the year ended December 31, 2025, the amortization expenses are included in general and administrative expenses of $239,231.

Intangible assets

For the year ended December 31, 2025, the Group identified certain impairment indicators and perform the impairment testing. The recoverable amount of the software under development was assessed at $1,697,000. The Group recorded an impairment loss of approximately $4,063,000 for the year ended December 31, 2025, which was recorded as “impairment loss on intangible assets” in the consolidated statements of profit or loss and other comprehensive (loss)/income.

Impairment test

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGUs as follows

	December 31, 2025	December 31, 2024
CGUs	USD	USD
Transocean	5,551,429	-
YYC HK	2,260,054	-
YYC TH	2,166,835	-
PFS	644,292	-
	10,622,610	-
Multiple units without significant goodwill	737,393	-
	11,360,003	-

Impairment of goodwill - Transocean	(5,551,429)	-
	5,808,574	-

The goodwill impairment loss was recorded as “impairment loss on goodwill” in the consolidated statements of profit or loss and other comprehensive (loss)/income.

Transocean

The Transocean CGU is principally engaged in the leasing business, which represents a standalone operating entity acquired by the Group. The Transocean CGU generates cash inflows that are largely independent from other assets or groups of assets within the Group.

The recoverable amount of the Transocean CGU was determined based on fair value less costs of disposal, which exceeded its value in use and was therefore adopted. The fair value less costs of disposal is as a level 3 fair value based on the input in the valuation technique used (See Note 11). The unobservable input is the price per square foot. Adverse changes in the assumptions, including changes in market conditions, could result in additional impairment charges in future periods.

The impairment loss recognized for the Transocean CGU was primarily attributable to the underperformance of the business relative to initial expectations at the acquisition date, as well as changes in market conditions subsequent to the acquisition.

As of the most recent impairment test, the carrying amount of the Transocean CGU, including goodwill, was $10,792,483, compared to a recoverable amount of $4,933,322. Accordingly, the recoverable amount was significantly lower than the carrying amount, resulting in an impairment charge. The Group recognized $5,551,429 goodwill impairment on Transocean CGU, which belong to Other Services reportable segment. The excess impairment amount over the goodwill allocated to Transocean CGU is allocated to the Investment in lease with an amount of $307,732 (Note 12), which was included in general and administrative expenses.

YYC HK

The YYC HK CGU is principally engaged in the manpower outsourcing business, which represents a standalone operating entity acquired by the Group. The YYC HK CGU generates cash inflows that are largely independent from other assets or groups of assets within the Group.

The recoverable amount of this CGU was based on its value in use, determined by discounting future cash flows to be generated from the continuing use of the CGU.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

In percent	December 31, 2025
Discount rate	17.64
Budgeted revenue growth rate (average of next five years)	70.03
Terminal value growth rate	1.70

The discount rate was a pre-tax measure estimated based on a weighted-average cost of capital approach, primarily driven by the cost of equity. The capital structure reflects minimal leverage based on comparable companies, and the cost of debt was estimated at approximately 5.00%, resulting in an overall discount rate of approximately 17.64%.

Revenue growth for the next five years was projected based on historical growth, industry trends, and market expectations, considering the Group’s continued expansion in manpower outsourcing services, as well as its geographic expansion into new markets.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.

The estimated recoverable amount of the CGU exceeded its carrying amount by approximately $389,099. Management has identified that a reasonably possible change in the key assumption could cause the carrying amount to exceed the recoverable amount. The following table shows the amount by which the assumption would need to change individually for the estimated recoverable amount to be equal to the carrying amount.

Change required for carrying amount to equal recoverable amount
In percent	December 31, 2025
Discount rate	1.53
Budgeted revenue growth rate (average of next five years)	(4.93)

YYC TH

The YYC TH CGU is principally engaged in the manpower outsourcing business, which represents a standalone operating entity acquired by the Group. The YYC TH CGU generates cash inflows that are largely independent from other assets or groups of assets within the Group.

The recoverable amount of this CGU was based on its value in use, determined by discounting future cash flows to be generated from the continuing use of the CGU.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

In percent	December 31, 2025
Discount rate	18.40
Budgeted revenue growth rate (average of next five years)	103.90
Terminal value growth rate	1.90

The discount rate was a pre-tax measure estimated based on a weighted-average cost of capital approach, primarily driven by the cost of equity. The capital structure reflects minimal leverage based on comparable companies, and the cost of debt was estimated at approximately 6.35%, resulting in an overall discount rate of approximately 18.40%.

Revenue growth for the next five years was projected based on historical growth, industry trends, and market expectations, considering the Group’s continued expansion in manpower outsourcing services, as well as its geographic expansion into new markets.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.

The estimated recoverable amount of the CGU exceeded its carrying amount by approximately $251,642. Management has identified that a reasonably possible change in the key assumption could cause the carrying amount to exceed the recoverable amount. The following table shows the amount by which the assumption would need to change individually for the estimated recoverable amount to be equal to the carrying amount.

Change required for carrying amount to equal recoverable amount
In percent	December 31, 2025
Discount rate	0.35
Budgeted revenue growth rate (average of next five years)	(2.06)

PFS

The PFS CGU is principally engaged in provision of integrated facilities management and property maintenance services, which represents a standalone operating entity acquired by the Group. The PFS CGU generates cash inflows that are largely independent from other assets or groups of assets within the Group.

The recoverable amount of this CGU was based on its value in use, determined by discounting future cash flows to be generated from the continuing use of the CGU.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

In percent	December 31, 2025
Discount rate	15.50
Budgeted revenue growth rate (average of next five years)	3.60
Terminal value growth rate	1.60

The discount rate was a pre-tax measure estimated based on a weighted-average cost of capital approach, primarily driven by the cost of equity. The capital structure reflects minimal leverage based on comparable companies, and the cost of debt was estimated at approximately 5.50%, resulting in an overall discount rate of approximately 15.50%.

Revenue growth for the next five years was projected based on historical growth, industry trends, and market expectations, considering the Group’s continued expansion in IFM services, as well as its geographic expansion into new markets.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.

The estimated recoverable amount of the CGU exceeded its carrying amount by approximately $1,709,438. Management has identified that a reasonably possible change in the key assumption could cause the carrying amount to exceed the recoverable amount. The following table shows the amount by which the assumption would need to change individually for the estimated recoverable amount to be equal to the carrying amount.

Change required for carrying amount to equal recoverable amount
In percent	December 31, 2025
Discount rate	23.46
Budgeted revenue growth rate (average of next five years)	(25.13)